Interim consolidated statement of comprehensive income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Interim consolidated statement of comprehensive income
Profit for the period	£ 63,828	£ 35,007	£ 33,558	£ 36,135
Items that may be reclassified to profit or loss
Movements on hedges	2,075	14,162	19,246	9,904
Income tax (expense)/credit relating to movements on hedges	(167)	947	(210)	(607)
Other comprehensive income for the period, net of income tax	1,908	15,109	19,036	9,297
Total comprehensive income/(loss) for the period	£ 65,736	£ 50,116	£ 52,594	£ 45,432